Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash generated from operating activities:
Loss for the year	$ (144,584)	$ (343,810)
Tax recovery	(34,505)	(108,953)
Items not affecting cash:
Depreciation and amortization	363,603	346,634
Share-based compensation	15,008	2,714
Net interest expense on long term debt	82,712	68,375
Accretion on streaming arrangements	56,670	69,772
Change in fair value of financial instruments	(29,370)	8,247
Other net finance costs	31,890	17,602
Inventory write-down	32	504
Amortization of deferred revenue and variable consideration	(73,931)	(76,103)
Pension and other employee benefit payments, net of accruals	3,043	2,148
Write-down of UCM Receivable		25,978
Asset impairment		322,249
Decommissioning and restoration payments	(18,737)	(4,136)
Other	2,673	2,916
Taxes paid	(12,641)	(26,853)
Operating cash flow before change in non-cash working capital	241,863	307,284
Change in non-cash working capital	(2,383)	3,572
Net cash flows from operating activities	239,480	310,856
Cash used in investing activities:
Acquisition of property, plant and equipment	(361,185)	(259,202)
Acquisition of subsidiary, net of cash acquired		(44,688)
Change in restricted cash		3,401
Interest received	2,167	8,119
Net cash flows from investing activities	(359,018)	(292,370)
Cash generated from/(used) in financing activities:
Issuance of senior unsecured notes, net of transaction costs	591,824
Principal repayments	(400,000)
Premium paid on redemption of notes	(7,252)
Interest paid on long-term debt	(81,517)	(74,750)
Financing costs	(16,204)	(26,149)
Lease payments	(35,980)	(32,952)
Gold prepayment proceeds	115,005
Dividends paid	(3,783)	(3,927)
Net cash flows from financing activities	162,093	(137,778)
Effect of movement in exchange rates on cash and cash equivalents	434	(59)
Net increase (decrease) in cash	42,989	(119,351)
Cash, beginning of the year	396,146	515,497
Cash, end of the year	$ 439,135	$ 396,146